Stock-Based Compensation - Options by Exercise Price Range (Details) (USD $)	12 Months Ended														1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 $15.05	Dec. 31, 2012 $15.05	Dec. 31, 2012 $23.16	Dec. 31, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2013 Long-Term Incentive Program (LTIP) Performance Shares	Dec. 31, 2012 Long-Term Incentive Program (LTIP) Performance Shares	Dec. 31, 2011 Long-Term Incentive Program (LTIP) Performance Shares	Dec. 31, 2013 2010-2012 Long-Term Incentive Program (LTIP) Performance Shares	Dec. 31, 2013 2011-2013 Long-Term Incentive Program (LTIP) Performance Shares	Mar. 31, 2012 2009-2011 Long-Term Incentive Program (LTIP) Performance Shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit (in usd per share)					$ 7.68
Exercise price, upper range limit (in usd per share)						$ 0.00
Options Outstanding and Exercisable, Weighted average remaining life				4 years
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period													0	0	100,000
LTIP cash awards													0	0	1,000,000
Allocated Share-based Compensation Expense	$ 9,000,000	$ 8,000,000	$ 10,000,000				$ 2,000,000	$ 1,000,000	$ 0	$ 2,000,000	$ (1,000,000)	$ 2,000,000